EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Disclosure of Employee Benefits

	US Dollars
Figures in millions	2020	2019	2018
		Restated
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits (1)	644	697	797
- current medical expenses	23	29	39
- defined benefit post-retirement medical expenses	7	8	9
- defined contribution	25	29	37
Retrenchment costs	2	7	30
Share-based payment expense (note 11)	16	42	35
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	717	812	947
(1) The employee benefit details for 2019 were restated
The "Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits" in the table above, and the totals, were restated as follows:

US dollar millions	As previously reported	Adjustment	As restated
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits	680	17	697
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	795	17	812